Derivative financial instruments and hedging activities - Notional Amount of Derivatives by Term to Maturity (Absolute Amounts) (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 7,776,875	$ 6,415,878
Debt Syndication Derivatives	6,000	9,000
Credit derivatives [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	1,000	1,000
Trading credit derivatives protection purchase amount	26,000	25,000
Trading credit derivatives protection sold amount	$ 17,000	$ 17,000